Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Provisions of retirement benefits at beginning of period	€ 318	€ 414	€ 331
Cost of services	75	84	76
Interests / discounting costs	3	1	3
Expense for the period	78	85	79
Gains or losses related to experience	(29)	(133)	(61)
Gains or losses related to change in demographic assumptions	5	(5)	3
Gains or losses related to change in financial assumptions	(102)	(43)	62
Actuarial gains or losses recognized in other comprehensive income	(126)	(182)	4
Provisions of retirement benefits at end of period	€ 270	€ 318	€ 414